SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024	$ 563	$ 4,929	$ 17	$ 19
Total		22,082	17,166
Total Financial Assets at Fair Value	17,156	17,153
Total financial liabilities at fair value	563	4,929
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024		4,902
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	559	4,902
Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024	4	27	17
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)	17,156	17,153	17,149
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		17,153	17,149
Total Financial Assets at Fair Value	17,156	17,153
Total financial liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)
Fair Value, Inputs, Level 1 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)	17,156	17,153	17,149
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Total Financial Assets at Fair Value
Total financial liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)
Fair Value, Inputs, Level 2 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		4,929	17
Total Financial Assets at Fair Value
Total financial liabilities at fair value	563	4,929
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024		4,902
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	559	4,902
Fair Value, Inputs, Level 3 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $24.00 through September 2024	4	27	17
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)